Change Healthcare Joint Development Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2020	Feb. 29, 2020	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Granted				2,084,046	1,635,115
Common stock issued in connection with joint development agreement				$ 3,869
Basis of Presentation and Significant Accounting Policies [Text Block]

(2)   Basis of Presentation and Summary of Significant Accounting Policies

The Company’s significant accounting policies are disclosed in the audited financial statements for the year ended February 29, 2020 appearing in the Company’s Final Prospectus for our IPO, dated as of July 1, 2020 and filed with the Securities and Exchange Commission (the SEC) pursuant to Rule 424(b)(4) on July 2, 2020.  Since the date of those audited financial statements, there have been no changes to the Company’s significant accounting policies, other than those detailed below.

(2) Basis of Presentation and Summary of Significant Accounting Policies (Continued)

(a)  Basis of Presentation and Principles of Consolidation

Accolade’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the Company’s accounts and those of the Company’s wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

(b)  Unaudited Interim Financial Statements

The accompanying consolidated financial statements and the related footnote disclosures are unaudited. The unaudited consolidated interim financial statements have been prepared on the same basis as the annual audited consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s interim consolidated financial position as of August 31, 2020 and the results of its operations and its cash flows for the three and six months ended August 31, 2020 and 2019. The results for the three and six months ended August 31, 2020, are not necessarily indicative of results to be expected for the year ending February 28, 2021, any other interim periods, or any future year or period. The Company’s management believes that the disclosures are adequate to make the information presented not misleading when read in conjunction with the audited financial statements and accompanying notes for the year ended February 29, 2020.

(c)  Capitalized Internal-Use Software Costs

Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, including tools that enable the Company’s employees to interact with members and their providers, with no substantive plans to market such software at the time of development, are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post-implementation operational stage are expensed as incurred.

Costs related to minor upgrades, minor enhancements, and maintenance activities are expensed as incurred. Costs incurred during the application development stage of the project are capitalized.

Internal-use software is included in property and equipment and is amortized on a straight-line basis over 3 years.

For the three months ended August 31, 2020 and 2019, the Company capitalized $85 and $0, respectively, for internal-use software.  For the six months ended August 31, 2020 and 2019, the Company capitalized $374 and $0, respectively, for internal-use software.  Amortization expense related to capitalized internal-use software during the three months ended August 31, 2020 and 2019 was $1,120 and $1,054, respectively.  Amortization expense related to capitalized internal-use software during the six months ended August 31, 2020 and 2019 was $2,131 and $2,431, respectively.

(d)  Intangible Assets

As part of the acquisition of MD Insider, Inc. (MDI) in July 2019 (Note 4), the Company acquired an intangible asset in the form of acquired technology in the amount of $2,900. This intangible asset is subject to amortization and is being amortized on the straight-line basis over its estimated useful life of two years. Amortization expense related to the intangible asset was $362 and $121 during the three months ended August 31, 2020 and 2019, respectively, and $724 and $121 during the six months ended August 31, 2020 and 2019, respectively.

(2) Basis of Presentation and Summary of Significant Accounting Policies (Continued)

(e)  Concentration of Credit Risk

Financial instruments that potentially subject us to credit risk consist principally of cash and cash equivalents. The Company maintains its cash primarily with domestic financial institutions of high credit quality, which may exceed federal deposit insurance corporation limits. The Company invests its cash equivalents in highly rated money market funds. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents and performs periodic evaluations of the credit standing of such institutions.

Significant customers are those which represent 10% or more of the Company’s revenue during the periods. For each significant customer, revenue as a percentage of total revenue was as follows:

	For the three months ended August 31,		For the six months ended August 31,
	2019	2020	2019	2020
Customer 1	27%	14%	27%	17%
Customer 2	11%	12%	12%	12%
Customer 3	11%	11%	11%	11%
Total	49%	37%	50%	40%

Accounts receivable outstanding related to these customers at August 31, 2020 was as follows:

August 31, 2020
Customer 1	$—
Customer 2	—
Customer 3	6,670

(f)  Deferred Offering Costs

The Company capitalized certain legal, accounting and other third-party fees that were directly associated with the IPO as deferred offering costs until the IPO was completed in July 2020. Upon the completion of the IPO, total deferred costs of $4,596 were recorded in stockholders’ equity (deficit) as a reduction of additional paid-in-capital. Deferred offering costs were $0 and $3,042 at August 31, 2020 and February 29, 2020, respectively, and were included within prepaid and other current assets on the accompanying consolidated balance sheet at February 29, 2020.   As of August 31, 2020, $312 of deferred costs were included in accounts payable and accrued expenses.

(g)  New Accounting Pronouncements Not Yet Adopted

Leases: In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, and ASU No. 2018-11, Leases (Topic 842), Targeted Improvements, which affect certain aspects of the previously issued guidance. In December 2018, the FASB issued ASU No. 2018-20, Narrow-Scope Improvements for Lessor, Leases (Topic 842), which provides guidance on sales tax and other taxes collected from lessees. In March 2019, the FASB issued ASU No. 2019-01, Codification Improvements to Topic 842, Leases, which affect certain aspects of the previously issued guidance. Amendments include an additional transition method that allows entities to apply the new standard on the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings, as well as a new practical expedient for lessors. In June 2020, the FASB issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) Effective Dates for Certain Entities, which delayed the adoption period of Topic 842. The guidance (collectively ASC 842) will require lessees to put all leases on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. ASC 842 states that a lessee would recognize a lease liability

(2) Basis of Presentation and Summary of Significant Accounting Policies (Continued)

for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. ASC 842 is effective for the Company for fiscal year ending February 28, 2023. Early adoption is permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption.

Credit Losses: In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 introduces the current expected credit loss (CECL) model, which will require entities to estimate an expected lifetime credit loss on financial assets ranging from short-term trade accounts receivable to long-term financings. ASU 2016-13 is effective for the Company for fiscal year ending February 28, 2023. Early adoption is permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption.

Internal Use Software: In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use-software. This ASU is effective for the fiscal year ending February 28, 2022, and interim periods within the fiscal year ending February 28, 2023. Early adoption is permitted. The Company is evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption.

Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated fair value of common stock				$ 9.55	$ 3.35
Joint Development Agreement and Data Licensing Agreement | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cumulative royalty payments		$ 2,500		$ 2,500
Joint Development Agreement and Data Licensing Agreement | Change Healthcare Holdings
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement term (in years)		5 years
License agreement renewal term (in years)		5 years
Joint Development Agreement and Data Licensing Agreement | Change Healthcare Holdings | Restricted shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Granted		251,211
Estimated fair value of common stock		$ 15.40
Common stock issued in connection with joint development agreement		$ 3,869
Vested shares	75,363	150,727
Non-vested shares		100,484		100,484